Share-based payment - RSUs (Details) ¥ in Thousands		9 Months Ended		12 Months Ended
	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 18, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental compensation cost expensed | ¥	¥ 9,327			¥ 156
Incremental compensation cost which will be recognized over the remaining requisite service vesting period | ¥	¥ 932			¥ 321
Weighted average fair value of RSUs granted					$ 39.84
NFH RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	148,393
At end of period (in shares)	148,393			148,393	148,393
Weighted average remaining contractual life of RSUs outstanding	9 years 3 months
Partnership RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	29,388
At end of period (in shares)					29,388
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio					5.05
Predecessor | Partnership RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
At beginning of period (in shares)	29,388			644,060	644,060	647,420
Granted during the period (in shares)		27,000			58,776
Forfeited during the period (in shares)		(27,960)				(2,400)
Exercised during the period (in shares)					(400,000)
Settled during the period (in shares)					(273,448)
At end of period (in shares)		644,060	644,060		29,388	645,020
Exchange ratio					5.05
Weighted average fair value of RSUs granted		$ 32.81	$ 32.81		$ 39.84
Weighted average remaining contractual life of RSUs outstanding			6 years 2 months 9 days